Events after reporting period	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Events after reporting period
48.	Events after reporting period

(a)	Decided to acquire and retire treasury stock
The controlling company decided to acquire and retire treasury stocks that worth
~~W~~
150 billion through a resolution of the Board of Directors on February 8, 2023, in order to enhance shareholder value.